INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

16. INCOME TAXES

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Country:
United States	$(32,083)	$(38,864)
Canada	15,898	21,311
Total loss before income taxes	$(16,185)	$(17,553)

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Nine Months Ended
	September 30,
	2022	2021
Current tax benefit (provision)
Federal	$—	$8,559
State	—	—
Foreign	3,875	(286)
Total current benefit	$3,875	$8,273

The Company’s deferred tax liability is comprised of the following:

	September 30, 2022	December 31, 2021
Deferred tax liabilities
IPR&D	$—	$(3,969)
Total deferred tax liabilities	$—	$(3,969)

For the nine months ended September 30, 2022, the Company recorded a benefit from income taxes of $3.9 million. In the second quarter of 2022, the Company determined that the fair value of the Vicineum EU rights was zero, which resulted in an impairment charge of $14.7 million. In connection with this impairment charge, the Company reversed the associated deferred tax liability by $4.0 million as an income tax benefit, partially offset by $0.1 million income tax paid to foreign jurisdictions pursuant to the Qilu License Agreement.

During the nine months ended September 30, 2021, the Company recorded a benefit from income taxes of $8.3 million. In the third quarter of 2021, the Company determined that the fair value of the Vicineum US rights was zero, which resulted in an impairment charge of $31.7 million. In connection with this impairment charge, in the third quarter of 2021, the Company wrote-down the associated deferred tax liability by $8.6 million as a benefit.

16. INCOME TAXES

The following table sets forth the components of the Company’s loss before income taxes by country (in thousands):

	Year Ended December 31,
	2021	2020	2019
Country
United States	$(32,757)	$(35,529)	$(27,468)
Canada	24,148	14,577	(80,032)
Total Loss Before Income Taxes	$(8,609)	$(20,952)	$(107,500)

The Company’s tax benefit (provision) is comprised of the following components (in thousands):

	Year Ended December 31,
	2021	2020	2019
Current Tax Provision
Federal	$—	$—	$—
State	—	—	—
Foreign	(286)	(1,445)	—
Total current (provision)	$(286)	$(1,445)	$—
Deferred tax provision
Federal	$—	$—	$—
State	—	—	—
Foreign	8,559	—	—
Total deferred benefit (provision)	$8,559	$—	$—
Total Tax Benefit (Provision)	$8,273	$(1,445)	$—

The Company did not record current or deferred income tax or benefit for the year ended December 31, 2019.

The following table sets forth a reconciliation of the statutory United States federal income tax rate to the Company’s effective income tax rate:

	Year ended December 31,
	2021	2020	2019
United States federal statutory income tax rate	21.0%	21.0%	21.0%
Impact of foreign rate differential	(15.9)	(4.2)	4.4
State taxes, net of federal benefit	2.3	2.0	0.6
Stock option cancellations	(1.1)	(0.2)	—
Contingent consideration	178.2	14.4	(18.0)
General business credits and other credits	2.4	6.6	0.4
Permanent differences	(1.4)	0.2	—
Other	(13.8)	(2.1)	(0.5)
Foreign taxes	(3.3)	(6.9)	—
Change in valuation allowance	(72.3)	(37.7)	(7.9)
Effective Income Tax Rate	96.1%	(6.9)%	—%

The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the Company’s deferred tax assets and liabilities (in thousands):

	December 31,
	2021	2020	2019
Deferred tax assets:
NOL carryforwards	$63,381	$57,935	$50,727
R&D credit carryforwards	4,316	3,787	4,385
Accruals and other	4,058	3,811	2,464
Capitalized start-up costs	53	70	91
Other	41	28	57
Gross deferred tax assets	71,849	65,631	57,724
Deferred tax liabilities:
IPR&D	(3,969)	(12,528)	(12,528)
Gross deferred tax liabilities	(3,969)	(12,528)	(12,528)
Valuation allowance	(71,849)	(65,631)	(57,724)
Net Deferred Tax Liability	$(3,969)	$(12,528)	$(12,528)

In assessing the realizability of the Company’s deferred tax assets, management considers all relevant positive and negative evidence in determining whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The realization of deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of the NOL and R&D credit carryforwards. The Company has generated NOLs since its inception, and management believes that it is more likely than not that the Company’s deferred tax assets will not be realized. As a result, valuation allowances of $71.8 million, $65.6 million and $57.7 million have been established as of December 31, 2021, 2020 and 2019, respectively. The $6.2 million increase in the valuation allowance was attributable to the NOL for the year ended December 31, 2021.

The net deferred tax liability of $4.0 million primarily relates to the potential future impairments or amortization associated with IPR&D intangible assets, which is not deductible for tax purposes and cannot be considered as a source of income to realize deferred tax assets. As a result, the Company recorded the deferred tax liability with an offset to goodwill.

The following table summarizes the Company’s NOL and R&D and other credit carryforwards in the United States and Canada as of December 31, 2021 (in millions):

		Expiration
	Amount	Beginning in	Through
United States:
Federal NOL carryforwards - indefinite	$101.1	None	None
Federal NOL carryforwards	$118.9	2030	2038
State NOL carryforwards	$138.4	2030	2040
Federal R&D credit carryforwards	$2.5	2027	2040
State R&D credit carryforwards	$0.8	2027	2040
Canada:
Federal non-capital loss carryforwards	$31.2	2035	2040
Federal scientific research and experimental development expense carryforwards	$5.1	2032	2040
Federal and provincial investment tax credit carryforwards	$1.2	2032	2040

Under the Tax Reform Act of 1986 (the “Act’), NOL and R&D credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service, and there are similar provisions in certain state and non-US tax laws. NOL and R&D credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interests of significant shareholders over a three-year period in excess of 50 percent, as defined in Sections 382 and 383 of the Internal Revenue Code, respectively. This could limit the amount of tax attributes that can be utilized to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. Management completed a Section 382 study through March 31, 2016 and determined that it is more likely than not that the Company’s NOL carryforwards are subject to a material limitation. Accordingly, the Company reduced its NOL carryforward by $0.8 million. The Company has continued to raise additional equity capital since March 2016 but has not done any additional analysis to determine whether or not ownership changes, as defined in the Act, have occurred, which would result in additional limitations. There could be additional ownership changes in the future that could further limit the amount of NOL carryforwards that the Company can utilize. The Company has not yet conducted a study of its R&D credit carryforwards. Such a study may result in an adjustment to the Company’s R&D credit carryforwards; however, until a study is completed and any adjustment is known, no amount is being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s R&D credit carryforwards, and, if an adjustment is required, it would be offset by an adjustment to the valuation allowance.

We assess the impact of various tax reform proposals and modifications to existing tax treaties in all jurisdictions where we have operations to determine the potential effect on our business and any assumptions we have made about our future taxable income. We cannot predict whether any specific proposals will be enacted, the terms of any such proposals or what effect, if any, such proposals would have on our business if they were to be enacted. Beginning in 2022, the Tax Cuts and Jobs Act of 2017 eliminates the currently available option to deduct research and development expenditures and requires taxpayers to amortize them over five years. The U.S. Congress is considering legislation that would defer the amortization requirement to future periods, however, we have no assurance that the provision will be repealed or otherwise modified.

As of December 31, 2021, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s consolidated statements of operations. Due to NOL and R&D credit carryforwards that remain unutilized, income tax returns filed in the United States, certain states within the United States and Canadian tax jurisdictions from the Company’s inception through 2020 remain subject to examination by the taxing jurisdictions. There are currently no audits in process in any of the Company’s tax filing jurisdictions.